Long-Term Investments, Net (Details) - Schedule of Long-Term Investments ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 39,783	$ 5,486
Less: Impairment
Long-term investments, net	39,783	5,486
Advanced Life Therapeutics Co., Ltd. (“Advanced Life”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments
Nassau Enterprises LLC (“Nassau”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 39,783	$ 5,486